Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Research and development expenses	£ (71,991)	£ (59,888)	£ (65,373)
Administrative expenses	(53,351)	(43,411)	(40,818)
Related party administrative expenses	(276)	(1,280)	(83)
Other operating (expense)/income	(1,825)	43,412	4,326
Operating loss	(127,443)	(61,167)	(101,948)
Finance income	24,392	2,641	35,801
Finance costs	(192)	(34,946)	(16,460)
Related party finance income/(costs)	305,830	(687,723)
Net finance income/(costs)	330,030	(720,028)	19,341
Profit/(loss) before tax	202,587	(781,195)	(82,607)
Income tax credit/(expense)	30,341	(45)	22,661
Net profit/(loss) for the year	232,928	(781,240)	(59,946)
Other Comprehensive income:
Change in fair value from own credit risk		22,293
Foreign exchange translation differences	7,229	2,426	(6,881)
Total other comprehensive income/(loss) for the year	7,229	24,719	(6,881)
Total comprehensive income/(loss) for the year	£ 240,157	£ (756,521)	£ (66,827)
Basic earnings/(loss) per share	£ 2.63	£ (38.46)	£ (3.13)
Diluted loss per share	£ (0.57)	£ (38.46)	£ (3.13)